Financial income (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial income
Interests	€ 570,000	€ 113,000	€ 984,000	€ 113,000
Exchange differences	222,000	4,561,000	430,000	6,090,000
Other	(3,000)	(5,000)	0	43,000
Total financial income	€ 789,000	€ 4,669,000	€ 1,414,000	€ 6,246,000